Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 entity	Jun. 30, 2012	Dec. 31, 2011
Income Taxes (Textual)
Valuation allowance decrease amount		$ 1,516,000
Net operating loss carry forwards	7,400,000	5,600,000
Expiration dates federal and state net operating loss carryforwards	Dec. 31, 2025	Dec. 31, 2025
Credits	106,000	106,000
Number of entities acquired		3
Deferred tax liabilities due to change in accounting method	$ 4,500,000	$ 1,300,000
Income tax examination, Jurisdiction, Description		The tax return years 2009 through 2012 remain open to examination by the major domestic taxing jurisdictions to which the Company is subject.
Expiration date description for federal credits	Begin to expire in 2022.	Begin to expire in 2022.
Puerto Rico LLC [Member]
Income Taxes (Textual)
Equity method investment, ownership percentage		100.00%